COMMITMENTS AND CONTINGENCIES (Details - Future minimum payments) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
2025	$ 34,631
2026	19,301
Total minimum lease payments:	53,932
Less amount representing interest	(2,867)
Present value of minimum lease payments:	$ 51,065	$ 61,180